UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811-22216
The Gabelli Natural Resources, Gold & Income Trust

(Exact name of registrant as specified in charter)
One Corporate Center
Rye, New York 10580-1422

(Address of principal executive offices) (Zip code)
Bruce N. Alpert
Gabelli Funds, LLC
One Corporate Center
Rye, New York 10580-1422

(Name and address of agent for service)
Registrant’s telephone number, including area code: 1-800-422-3554
Date of fiscal year end: December 31
Date of reporting period: March 31, 2011
Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.
The Schedule(s) of Investments is attached herewith.
The Gabelli Natural Resources, Gold & Income Trust
Period ended March 31, 2011

Caesar Bryan	Vincent H. Roche	Christopher J. Marangi	Kevin V. Dreyer
To Our Shareholders,
     For the period ended March 31, 2011, The Gabelli Natural Resources, Gold & Income Trust’s (the “Fund”) net asset value (“NAV”) total return was 3.4% compared with the Chicago Board Options Exchange (“CBOE”) S&P 500 Buy/Write Index, Philadelphia Gold & Silver Index, Dow Jones U.S. Basic Materials Index, and S&P Global Agribusiness Equity Index, 0.4%, 8.4%, 6.1%, and 2.3%, respectively. The total return for the Fund’s publicly traded shares was (5.9%) for the period ended March 31, 2011.
     Enclosed is the investment portfolio as of March 31, 2011.
Comparative Results

Average Annual Returns through March 31, 2011 (a) (Unaudited)
	One	One
	Month	Month	Since
	Ended	Ended	Inception
	(2/28/11)	(3/31/11)	(1/31/11)
Gabelli Natural Resources, Gold & Income Trust
NAV Total Return (b)	1.94%	1.44%	3.41%
Investment Total Return (c)	2.76	(5.94)	(1.90)
CBOE S&P 500 Buy/Write Index	1.15	(0.73)	0.41
Philadelphia Gold & Silver Index	7.70	0.66	8.41
Dow Jones U.S. Basic Materials Index	2.83	3.20	6.12
S&P Global Agribusiness Equity Index	2.45	0.25	2.34

(a)	Returns represent past performance and do not guarantee future results. Investment returns and the principal value of an investment will fluctuate. When shares are sold, they may be worth more or less than their original cost. Current performance may be lower or higher than the performance data presented. Visit www.gabelli.com for performance information as of the most recent month end. Performance returns for periods of less than one year are not annualized. Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The CBOE S&P 500 Buy/Write Index is an unmanaged benchmark index designed to reflect the return on a portfolio that consists of a long position in the stocks in the S&P 500 Index and a short position in a S&P 500 (SPX) call option. The Philadelphia Gold & Silver Index is an unmanaged indicator of stock market performance of large North American gold and silver companies. The Dow Jones U.S. Basic Materials Index measures the performance of the basic materials sector of the U.S. equity market. The S&P Global Agribusiness Equity Index is designed to provide exposure to twenty-four of the largest publicly traded agribusiness companies, comprised of a mix of Producers, Distributors & Processors, and Equipment & Materials Suppliers companies.

(b)	Total returns and average annual returns reflect changes in the NAV per share and reinvestment of distributions at NAV on the ex-dividend date and are net of expenses. Since inception return is based on an initial NAV of $19.06.

(c)	Total returns and average annual returns reflect changes in closing market values on the NewYork Stock Exchange. Since inception return is based on an initial offering price of $20.0 0.

We have separated the portfolio managers’commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio managers’ commentary is unrestricted. The financial statements and investment portfolio are mailed separately from the commentary. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com.

THE GABELLI NATURAL RESOURCES, GOLD & INCOME TRUST
SCHEDULE OF INVESTMENTS
March 31, 2011 (Unaudited)

			Market
Shares			Value
		COMMON STOCKS — 94.9%
		Agriculture — 6.2%
172,500		Archer-Daniels-Midland Co.	$6,211,725
153,000		Bunge Ltd.	11,066,490
104,000		Monsanto Co. (a)	7,515,040
30,000		Syngenta AG, ADR	1,955,100

			26,748,355

		Building and Construction — 0.4%
50,000		Owens Corning†	1,799,500

		Energy and Energy Services — 20.8%
60,000		American Superconductor Corp.†	1,492,200
100,000		Anadarko Petroleum Corp.	8,192,000
45,000		Apache Corp. (a)	5,891,400
50,000		Baker Hughes Inc. (a)	3,671,500
290,000		BG Group plc	7,215,572
155,000		Cameron International Corp.†	8,850,500
35,000		CONSOL Energy Inc.	1,877,050
40,000		Halliburton Co. (a)	1,993,600
135,000		National Oilwell Varco Inc. (a)	10,701,450
47,000		Noble Corp.	2,144,140
40,000		Noble Energy Inc.	3,866,000
40,000		Occidental Petroleum Corp.	4,179,600
170,000		Renesola Ltd., ADR† (a)	1,793,500
60,000		Schlumberger Ltd.	5,595,600
80,000		Suncor Energy Inc.	3,587,200
120,000		Total SA, ADR	7,316,400
25,000		Transocean Ltd.†	1,948,750
130,000		Trina Solar Ltd., ADR†	3,915,600
270,000		Weatherford International Ltd.†	6,102,000

			90,334,062

		Food and Beverage — 1.3%
110,000		Corn Products International Inc.	5,700,200

		Machinery — 2.3%
40,000		CNH Global NV†	1,942,000
85,000		Deere & Co. (a)	8,235,650

			10,177,650

		Metals and Mining — 50.4%
165,000		Agnico-Eagle Mines Ltd. (a)	10,947,750
1,000,000		Allied Gold Ltd., ASE†	651,641
300,000		Allied Gold Ltd., Toronto†	207,323
134,000		Alpha Natural Resources Inc.† (a)	7,955,580
200,000		AngloGold Ashanti Ltd., ADR	9,590,000
80,000		Antofagasta plc	1,746,663
140,000		ArcelorMittal	5,061,000
210,000		Barrick Gold Corp. (a)	10,901,100
20,000		BHP Billiton Ltd., ADR	1,917,600
90,000		Cameco Corp.	2,703,600
40,000		Cliffs Natural Resources Inc.	3,931,200
150,000		Compania de Minas Buenaventura SA, ADR	6,445,500
300,000	(b)	Duluth Metals Ltd.†	813,822
200,000		Eldorado Gold Corp.	3,261,475
90,000		Franco-Nevada Corp.	3,303,868
153,000		Freeport-McMoRan Copper & Gold Inc. (a)	8,499,150
263,000		Globe Specialty Metals Inc.	5,985,880
500,000		Gold Fields Ltd., ADR	8,730,000
190,000		Goldcorp Inc. (a)	9,462,000
360,000		Harmony Gold Mining Co. Ltd., ADR (a)	5,353,200
200,000		Hochschild Mining plc	2,067,825
100,000		IAMGOLD Corp., New York	2,202,000
200,000		Keegan Resources Inc.†	1,743,167
770,000		Kinross Gold Corp. (a)	12,127,500
600,000		Lundin Mining Corp., Toronto†	4,981,949
200,000		Nevada Copper Corp.†	1,219,185
235,000		Newcrest Mining Ltd.	9,679,146
205,000		Newmont Mining Corp. (a)	11,188,900
300,000		Northam Platinum Ltd.	1,951,220
58,000		Peabody Energy Corp.	4,173,680
600,000		Perseus Mining Ltd.†	1,917,687
75,000		POSCO, ADR	8,571,750
130,000		Randgold Resources Ltd., ADR† (a)	10,600,200
77,500		Rio Tinto plc, ADR (a)	5,511,800
150,000		Royal Gold Inc. (a)	7,860,000
50,000		Teck Resources Ltd., Cl. B	2,651,000
160,000		Titanium Metals Corp.†	2,972,800
46,000		Umicore SA	2,281,355
670,000		USEC Inc.†	2,948,000
150,000		Vale SA, ADR (a)	5,002,500
50,000		Vedanta Resources plc	1,908,207
80,000		Xstrata plc	1,869,866
500,000		Yamana Gold Inc.	6,155,000

			219,053,089

		Paper and Forest Products — 1.4%
240,000		Sino-Forest Corp.†	6,263,022

		Specialty Chemicals — 12.1%
80,000		Agrium Inc.	7,380,800
27,500		Air Liquide SA	3,654,091
39,000		CF Industries Holdings Inc.	5,334,810
105,000		E. I. du Pont de Nemours and Co. (a)	5,771,850
88,000		FMC Corp.	7,473,840
50,000		Intrepid Potash Inc.†	1,741,000
105,000		Potash Corp of Saskatchewan Inc.	6,187,650
18,000		Praxair Inc.	1,828,800
60,000		Rockwood Holdings Inc.†	2,953,200
See accompanying notes to schedule of investments.

THE GABELLI NATURAL RESOURCES, GOLD & INCOME TRUST
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2011 (Unaudited)

		Market
Shares		Value
	COMMON STOCKS (Continued)
	Specialty Chemicals (Continued)
190,000	The Dow Chemical Co. (a)	$7,172,500
40,000	The Mosaic Co.	3,150,000

		52,648,541

	TOTAL COMMON STOCKS	412,724,419

Principal
Amount
	U.S. GOVERNMENT OBLIGATIONS — 5.1%
$22,228,000	U.S. Treasury Bill, 0.141%††, 09/08/11 (a)
		22,214,174

TOTAL INVESTMENTS — 100.0% (Cost $419,614,888)		$434,938,593

	Aggregate tax cost	$419,616,239

	Gross unrealized appreciation	$19,650,333
	Gross unrealized depreciation	(4,327,979)

	Net unrealized appreciation/depreciation	$15,322,354

Number of		Expiration Date/	Market
Contracts		Exercise Price	Value
	OPTIONS CONTRACTS WRITTEN (c) — (4.4)%
	Call Options Written — (4.4)%
220	Agnico-Eagle Mines Ltd.	May 11/75	$15,840
770	Agnico-Eagle Mines Ltd.	May 01/80	20,790
660	Agnico-Eagle Mines Ltd.	Aug. 11/80	83,820
200	Agrium Inc.	Apr. 11/95	25,000
600	Agrium Inc.	Jul. 11/95	324,000
275	Air Liquide SA(d)	Sep. 11/100	91,196
500	Alpha Natural Resources Inc.	Jun. 11/62.50	171,500
840	Alpha Natural Resources Inc.	Jun. 11/65	210,000
600	American Superconductor Corp.	Jul. 11/36	6,000
500	Anadarko Petroleum Corp.	May 11/80	265,000
500	Anadarko Petroleum Corp.	Aug. 11/80	422,500
1,500	AngloGold Ashanti Ltd., ADR	Jul. 11/50	326,250
500	AngloGold Ashanti Ltd., ADR	Oct. 11/55	93,750
80	Antofagasta plc(e)	Sep. 11/16	48,928
150	Apache Corp.	Apr. 11/130	50,250
300	Apache Corp.	Jul. 11/130	253,500
700	ArcelorMittal	Jun. 11/39	66,500
700	ArcelorMittal	Jun. 11/40	48,300
425	Archer-Daniels- Midland Co.	May 11/37	45,475
500	Archer-Daniels- Midland Co.	Jun. 11/38	53,500
800	Archer-Daniels- Midland Co.	Sep. 11/37	168,000
500	Baker Hughes Inc.	Apr. 11/70	235,000
1,100	Barrick Gold Corp.	Jul. 11/55	212,300
1,000	Barrick Gold Corp.	Jan. 12/60	280,000
150	BG Group plc(e)	Apr. 11/15	179,270
140	BG Group plc(e)	Sep. 11/1500	106,119
200	BHP Billiton Ltd., ADR	Aug. 11/100	94,600
1,530	Bunge Ltd.	Jul. 11/75	474,300
900	Cameco Corp.	Apr. 11/42	3,600
850	Cameron International Corp.	May 11/60	165,750
700	Cameron International Corp.	Aug. 11/62.50	211,750
260	CF Industries Holdings Inc.	Aug. 11/145	269,100
130	CF Industries Holdings Inc.	Aug. 11/155	95,030
400	Cliffs Natural Resources Inc.	Apr. 11/90	356,000
400	CNH Global NV	Jun. 11/47.50	146,496
1,500	Compania de Minas Buenaventura SA	Jun. 11/48	161,250
350	CONSOL Energy Inc.	Apr. 11/55	35,700
300	Corn Products International Inc.	Jul. 11/50	123,000
800	Corn Products International Inc.	Oct. 11/50	428,000
200	Deere & Co.	Apr. 11/90	136,000
350	Deere & Co.	Jun. 11/90	325,500
300	Deere & Co.	Jun. 11/95	174,000
1,050	E.I. du Pont de Nemours & Co.	Jul. 11/55	258,300
2,000	Eldorado Gold Corp.(f)	Aug. 11/20	60,856
700	FMC Corp.	Apr. 11/85	117,250
180	FMC Corp.	Jul. 11/95	20,700
400	Franco-Nevada Corp.(f)	Jul. 11/34	110,366
500	Franco-Nevada Corp.(f)	Jul. 11/36	81,228
See accompanying notes to schedule of investments.

THE GABELLI NATURAL RESOURCES, GOLD & INCOME TRUST
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2011 (Unaudited)

Number of		Expiration Date/	Market
Contracts		Exercise Price	Value
	OPTIONS CONTRACTS WRITTEN (Continued)
	Call Options Written (Continued)
230	Freeport-McMoRan Copper & Gold Inc.	May 11/57.50	$48,990
980	Freeport-McMoRan Copper & Gold Inc.	May 11/60	125,440
320	Freeport-McMoRan Copper & Gold Inc.	May 11/62	26,240
630	Globe Specialty Metals Inc.	Jun. 11/25	59,850
2,000	Globe Specialty Metals Inc.	Sep. 11/25	365,000
1,600	Gold Fields Ltd., ADR	Apr. 11/17	102,400
1,600	Gold Fields Ltd., ADR	Jul. 11/17	219,200
800	Gold Fields Ltd., ADR	Jul. 11/18	73,600
1,000	Gold Fields Ltd., ADR	Jul. 11/19	57,500
900	Goldcorp Inc.	Apr. 11/45	432,000
1,000	Goldcorp Inc.	Jul. 11/49	360,000
400	Halliburton Co.	Apr. 11/50	52,400
2,000	Harmony Gold Mining Co. Ltd., ADR	Apr. 11/12	565,000
1,600	Harmony Gold Mining Co. Ltd., ADR	May 11/12	480,000
1,000	IAMGOLD Corp.	Sep. 11/26	105,000
250	Intrepid Potash Inc.	Jun. 11/36	56,875
250	Intrepid Potash Inc.	Jun. 11/37	48,125
3,500	Kinross Gold Corp.	May 11/19	42,000
1,200	Kinross Gold Corp.	May 11/20	7,200
3,000	Kinross Gold Corp.	Aug. 11/20	84,000
2,500	Lundin Mining Corp.(f)	Apr. 11/8	70,913
3,500	Lundin Mining Corp.(f)	Jul. 11/8	234,657
240	Monsanto Co.	Apr. 11/75	15,600
800	Monsanto Co.	Jul. 11/75	260,000
350	National Oilwell Varco Inc.	May 11/85	71,750
1,000	National Oilwell Varco Inc.	Aug. 11/85	467,500
850	Newmont Mining Corp.	Jun. 11/55	230,775
600	Newmont Mining Corp.	Jun. 11/57.50	105,000
600	Newmont Mining Corp.	Sep. 11/57.50	198,000
470	Noble Corp.	Jun. 11/39	341,925
400	Noble Energy Inc.	May 11/90	352,000
200	Occidental Petroleum Corp.	May 11/100	151,000
200	Occidental Petroleum Corp.	Aug. 11/105	137,000
500	Owens Corning	May 11/36	81,500
300	Peabody Energy Corp.	Jun. 11/70	201,000
280	Peabody Energy Corp.	Sep. 11/70	238,000
200	POSCO, ADR	May 11/120	58,000
200	POSCO, ADR	Aug. 11/125	91,000
350	POSCO, ADR	Aug. 11/130	114,625
1,050	Potash Corp of Saskatchewan Inc.	Jun. 11/58.33	452,550
180	Praxair Inc.	Jul. 11/100	87,300
900	Randgold Resources Ltd., ADR	Jun. 11/90	149,400
400	Randgold Resources Ltd., ADR	Jun. 11/95	41,600
1,000	Renesola Ltd., ADR	Apr. 11/14	5,000
700	Renesola Ltd., ADR	Jul. 11/15	12,250
500	Rio Tinto plc, ADR	Jul. 11/80	90,000
275	Rio Tinto plc, ADR	Oct. 11/80	99,000
300	Rockwood Holdings Inc.	Aug. 11/45	193,500
300	Rockwood Holdings Inc.	Aug. 11/50	112,500
1,500	Royal Gold Inc.	Apr. 11/50	405,000
400	Schlumberger Ltd.	May 11/95	146,000
200	Schlumberger Ltd.	Aug. 11/95	136,000
1,600	Sino-Forest Corp.(f)	Jul. 11/25	272,305
800	Sino-Forest Corp.(f)	Jul. 11/26	96,957
800	Suncor Energy Inc.	Sep. 11/47	288,000
300	Syngenta AG, ADR	Jun. 11/65	83,250
500	Teck Resources Ltd., Cl. B	Aug. 11/65	78,250
900	The Dow Chemical Co.	Sep. 11/39	207,900
1,000	The Dow Chemical Co.	Sep. 11/40	187,000
400	The Mosaic Co.	Jun. 11/90	77,600
800	Titanium Metals Corp.	Apr. 11/20	8,000
800	Titanium Metals Corp.	Apr. 11/21	4,000
1,200	Total SA	May 11/62.50	138,000
250	Transocean Ltd.	Aug. 11/85	94,375
300	Trina Solar Ltd., ADR	Apr. 11/32	10,500
300	Trina Solar Ltd., ADR	Jun. 11/33	44,700
700	Trina Solar Ltd., ADR	Sep. 11/34	177,800
460	Umicore SA(d)	Apr. 11/40	41,070
2,300	USEC Inc.	Oct. 11/5	115,000
4,400	USEC Inc.	Oct. 11/6	121,000
1,000	Vale SA, ADR	Jun. 11/39	20,000
500	Vale SA, ADR	Jun. 11/40	6,500
50	Vedanta Resources plc(e)	Jun. 11/24	116,706
2,700	Weatherford International Ltd.	May 11/23	275,400
65	Xstrata plc(e)	Jun. 11/16	4,197
15	Xstrata plc(e)	Sep. 11/16	19,973
2,500	Yamana Gold Inc.	Jul. 11/14	80,000
2,500	Yamana Gold Inc.	Jul. 11/15	42,500

	TOTAL CALL OPTIONS WRITTEN (Premiums received $16,395,464)		18,923,712

See accompanying notes to schedule of investments.

THE GABELLI NATURAL RESOURCES, GOLD & INCOME TRUST
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2011 (Unaudited)

Number of		Expiration Date/	Market
Contracts		Exercise Price	Value
	OPTIONS CONTRACTS WRITTEN (Continued)
	Put Options Written — (0.0)%
300	Potash Corp of Saskatchewan Inc.	Jun. 11/58.33	$108,000

	TOTAL PUT OPTIONS WRITTEN (Premiums received $109,457)		108,000

	TOTAL OPTION CONTRACTS WRITTEN (Premiums received $16,504,921)		$19,031,712

	Aggregate premiums		$16,504,921

	Gross unrealized appreciation		$2,807,596
	Gross unrealized depreciation		(5,334,387)

	Net unrealized appreciation/depreciation		$(2,526,791)

(a)	Securities, or a portion thereof, with a value of $155,798,904 were pledged as collateral for options written.

(b)	Denoted in units.

(c)	At March 31, 2011, the Fund had entered into over-the-counter Option Contracts Written with Pershing LLC and Morgan Stanley.

(d)	Exercise price denoted in Euros.

(e)	Exercise price denoted in British Pounds.

(f)	Exercise price denoted in Canadian dollars.

†	Non-income producing security.

††	Represents annualized yield at date of purchase.

ADR	American Depositary Receipt
See accompanying notes to schedule of investments.

THE GABELLI NATURAL RESOURCES, GOLD & INCOME TRUST
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
     The Fund’s financial statements are prepared in accordance with U.S. generally accepted accounting principles (“GAAP”), which may require the use of management estimates and assumptions. Actual results could differ from those estimates. The following is a summary of significant accounting policies to be followed by the Fund in the preparation of its financial statements.
Organization. The Gabelli Natural Resources, Gold & Income Trust (the “Fund”) is a non-diversified closed-end management investment company organized as a Delaware statutory trust on June 26, 2008 and registered under the Investment Act of 1940, as amended (the “1940 Act”). Investment operations commenced operations on January 31, 2011.
Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Trustees (the “Board”) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the “Adviser”).
     Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt instruments with remaining maturities of sixty days or less that are not credit impaired are valued at amortized cost, unless the Board determines such amount does not reflect the securities’ fair value, in which case these securities will be fair valued as determined by the Board. Debt instruments having a maturity greater than sixty days for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. U.S. government obligations with maturities greater than sixty days are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued principally using dealer quotations.
     Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value ADR securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.
     The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:
•	Level 1 — quoted prices in active markets for identical securities;

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 — significant unobservable inputs (including the Fund’s determinations as to the fair value of investments).

THE GABELLI NATURAL RESOURCES, GOLD & INCOME TRUST
NOTES TO SCHEDULE OF INVESTMENTS (Continued) (Unaudited)
     A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments in securities and other financial instruments by inputs used to value the Fund’s investments as of March 31, 2011 is as follows:

	Valuation Inputs
	Level 1	Level 2	Total
	Quoted	Other Significant	Market Value
	Prices	Observable Inputs	at 3/31/11
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks:
Other Industries (a)	$412,724,419	—	$412,724,419

Total Common Stocks	412,724,419	—	412,724,419

U.S. Government Obligations	—	$22,214,174	22,214,174

TOTAL INVESTMENTS IN SECURITIES — ASSETS	$412,724,419	$22,214,174	$434,938,593

INVESTMENTS IN SECURITIES:
LIABILITIES (Market Value):
EQUITY CONTRACTS:
Call Options Written	$(9,261,566)	$(9,662,146)	$(18,923,712)
Put Options Written	(108,000)	—	(108,000)

TOTAL INVESTMENTS IN SECURITIES — LIABILITIES	$(9,369,566)	$(9,662,146)	$(19,031,712)

(a) Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.
          The Fund did not have significant transfers between Level 1 and Level 2 during the period ended March 31, 2011.
          There were no Level 3 investments held at March 31, 2011. The Fund commenced investment operations on January 31, 2011.
Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at the current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/loss on investments.
Foreign Securities. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.

THE GABELLI NATURAL RESOURCES, GOLD & INCOME TRUST
NOTES TO SCHEDULE OF INVESTMENTS (Continued) (Unaudited)
Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Derivative Financial Instruments. The Fund may engage in various portfolio investment strategies by investing in a number of derivative financial instruments for the purposes of increasing the income of the Fund. Investing in certain derivative financial instruments, including participation in the options, futures, or swap markets, entails certain execution, liquidity, hedging, tax, and securities, interest, credit, or currency market risks. Losses may arise if the Adviser’s prediction of movements in the direction of the securities, foreign currency, and interest rate markets is inaccurate. Losses may also arise if the counterparty does not perform its duties under a contract, or that, in the event of default, the Fund may be delayed in or prevented from obtaining payments or other contractual remedies owed to it under derivative contracts. The creditworthiness of the counterparties is closely monitored in order to minimize these risks. Participation in derivative transactions involves investment risks, transaction costs, and potential losses to which the Fund would not be subject absent the use of these strategies. The consequences of these risks, transaction costs, and losses may have a negative impact on the Fund’s ability to pay distributions.
     The Fund’s derivative contracts held at March 31, 2011, if any, are not accounted for as hedging instruments under GAAP.
     Swap Agreements. The Fund may enter into equity contract for difference swap transactions for the purpose of increasing the income of the Fund. The use of swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio security transactions. In an equity contract for difference swap, a set of future cash flows is exchanged between two counterparties. One of these cash flow streams will typically be based on a reference interest rate combined with the performance of a notional value of shares of a stock. The other will be based on the performance of the shares of a stock. Depending on the general state of short-term interest rates and the returns on the Fund’s portfolio securities at the time a swap transaction reaches its scheduled termination date, there is a risk that the Fund will not be able to obtain a replacement transaction or that the terms of the replacement will not be as favorable as on the expiring transaction. During the period ended March 31, 2011, the Fund held no investments in equity contract for difference swap agreements.
     Options. The Fund may purchase or write call or put options on securities or indices for the purpose of achieving additional return or for hedging the value of the Fund’s portfolio. As a writer of put options, the Fund receives a premium at the outset and then bears the risk of unfavorable changes in the price of the financial instrument underlying the option. The Fund would incur a loss if the price of the underlying financial instrument decreases between the date the option is written and the date on which the option is terminated. The Fund would realize a gain, to the extent of the premium, if the price of the financial instrument increases between those dates. If a written call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether there has been a realized gain or loss. If a written put option is exercised, the premium reduces the cost basis of the security.
     As a purchaser of put options, the Fund pays a premium for the right to sell to the seller of the put option the underlying security at a specified price. The seller of the put has the obligation to purchase the underlying security upon exercise at the exercise price. If the price of the underlying security declines, the Fund would realize a gain upon sale or exercise. If the price of the underlying security increases or stays the same, the Fund would realize a loss upon sale or at the expiration date, but only to the extent of the premium paid.

THE GABELLI NATURAL RESOURCES, GOLD & INCOME TRUST
NOTES TO SCHEDULE OF INVESTMENTS (Continued) (Unaudited)
     In the case of call options, these exercise prices are referred to as “in-the-money,” “at-the-money,” and “out-of-the-money,” respectively. The Fund may write (a) in-the-money call options when the Adviser expects that the price of the underlying security will remain stable or decline during the option period, (b) at-the-money call options when the Adviser expects that the price of the underlying security will remain stable, decline, or advance moderately during the option period, and (c) out-of-the-money call options when the Adviser expects that the premiums received from writing the call option will be greater than the appreciation in the price of the underlying security above the exercise price. By writing a call option, the Fund limits its opportunity to profit from any increase in the market value of the underlying security above the exercise price of the option. Out-of-the-money, at-the-money, and in-the-money put options (the reverse of call options as to the relation of exercise price to market price) may be utilized in the same market environments that such call options are used in equivalent transactions. Option positions at March 31, 2011 are reflected within the Schedule of Investments.
     The Fund held equity options contracts from February 1, 2011 through the period ended March 31, 2011, with an average monthly premium amount while outstanding of approximately $10,392,168.
     Written options activity for the Fund for the period ended March 31, 2011 was as follows:

	Number of
	Contracts	Premiums
Options outstanding at December 31, 2010	—	—
Stock splits on options	850	—
Options written	104,850	$17,026,261
Options repurchased	(1,500)	(133,478)
Options expired	(1,990)	(323,957)
Options exercised	(1,055)	(63,905)

Options outstanding at March 31, 2011	101,155	$16,504,921

     The following table summarizes the market value of derivatives held at March 31, 2011 by primary risk exposure:

Liability Derivatives:	Market Value

Equity Contracts	$(19,031,712)
Tax Information. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended.

THE GABELLI NATURAL RESOURCES, GOLD & INCOME TRUST
AND YOUR PERSONAL PRIVACY
Who are we?
The Gabelli Natural Resources, Gold & Income Trust (the “Fund”) is a closed-end management investment company registered with the Securities and Exchange Commission under the Investment Company Act of 1940. We are managed by Gabelli Funds, LLC, which is affiliated with GAMCO Investors, Inc. GAMCO Investors, Inc. is a publicly held company that has subsidiaries that provide investment advisory or brokerage services for a variety of clients.
What kind of non-public information do we collect about you if you become a Fund shareholder?
When you purchase shares of the Fund on the New York Stock Exchange, you have the option of registering directly with our transfer agent in order, for example, to participate in our dividend reinvestment plan.
•	Information you give us on your application form. This could include your name, address, telephone number, social security number, bank account number, and other information.

•	Information about your transactions with us. This would include information about the shares that you buy or sell; it may also include information about whether you sell or exercise rights that we have issued from time to time. If we hire someone else to provide services—like a transfer agent—we will also have information about the transactions that you conduct through them.
What information do we disclose and to whom do we disclose it?
We do not disclose any non-public personal information about our customers or former customers to anyone other than our affiliates, our service providers who need to know such information, and as otherwise permitted by law. If you want to find out what the law permits, you can read the privacy rules adopted by the Securities and Exchange Commission. They are in volume 17 of the Code of Federal Regulations, Part 248. The Commission often posts information about its regulations on its website, www.sec.gov.
What do we do to protect your personal information?
We restrict access to non-public personal information about you to the people who need to know that information in order to provide services to you or the Fund and to ensure that we are complying with the laws governing the securities business. We maintain physical, electronic, and procedural safeguards to keep your personal information confidential.

TRUSTEES AND OFFICERS
THE GABELLI NATURAL RESOURCES, GOLD & INCOME TRUST
One Corporate Center, Rye, NY 10580-1422

Trustees
Anthony J. Colavita
President,
Anthony J. Colavita, P.C.
James P. Conn
Former Managing Director &
Chief Investment Officer,
Financial Security Assurance Holdings Ltd.
Mario d’Urso
Former Italian Senator
Vincent D. Enright
Former Senior Vice President &
Chief Financial Officer,
KeySpan Corp.
Frank J. Fahrenkopf, Jr.
President & Chief Executive Officer,
American Gaming Association
Michael J. Melarkey
Attorney-at-Law,
Avansino, Melarkey, Knobel & Mulligan
Kuni Nakamura
President,
Advanced Polymer, Inc.
Anthonie C. van Ekris
Chairman, BALMAC International, Inc.
Salvatore J. Zizza
Chairman, Zizza & Co., Ltd.
Officers
Bruce N. Alpert
President
Carter W. Austin
Vice President
Peter D. Goldstein
Chief Compliance Officer
David I. Schachter
Vice President
Agnes Mullady
Treasurer & Secretary
Investment Adviser
Gabelli Funds, LLC
Custodian
The Bank of New York Mellon
Counsel
Skadden, Arps, Slate, Meagher & Flom LLP
Transfer Agent and Registrar
American Stock Transfer and Trust Company
Stock Exchange Listing

Common
NYSE Symbol:	GNT
Shares Outstanding:	20,514,047

The Net Asset Value per share appears in the Publicly Traded Funds column, under the heading “Specialized Equity Funds,” in Monday’s The Wall Street Journal. It is also listed in Barron’s Mutual Funds/Closed End Funds section under the heading “Specialized Equity Funds.”

The Net Asset Value per share may be obtained each day by calling (914) 921-5070 or visiting ww.gabelli.com.

For general information about the Gabelli Funds, call 800-GABELLI (800-422-3554), fax us at 914-921-5118, visit Gabelli Funds’ Internet homepage at: www.gabelli.com, or e-mail us at: closedend@gabelli.com

Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940, as amended, that the Fund may, from time to time, purchase its common shares in the open market when the Fund’s shares are trading at a discount of 10.0% or more from the net asset value of the shares.

Item 2. Controls and Procedures.
(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant) The Gabelli Natural Resources, Gold & Income Trust

By (Signature and Title)*	/s/ Bruce N. Alpert Bruce N. Alpert, Principal Executive Officer

Date 5/31/11
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Bruce N. Alpert Bruce N. Alpert, Principal Executive Officer

Date 5/31/11

By (Signature and Title)*	/s/ Agnes Mullady Agnes Mullady, Principal Financial Officer and Treasurer

Date 5/31/11

*	Print the name and title of each signing officer under his or her signature.